CONVERTIBLE NOTES (Schedule of Convertible Notes) (Details) (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
CONVERTIBLE NOTES [Abstract]
Principal balance of convertible notes	$ 46,750	$ 164,469
Original issue discount, net	(5,294)	(5,399)
Debt discount	(35,294)	(53,895)
Convertible notes, net of unamortized discount	$ 6,162	$ 105,175